Share-Based Compensation (Management Incentive Compensation) (Details) (Management Incentive Compensation Plan [Member], Restricted Shares With Post-Vesting Restriction [Member], USD $)	12 Months Ended
Jun. 27, 2009
Management Incentive Compensation Plan [Member] | Restricted Shares With Post-Vesting Restriction [Member]
Post-vesting restriction period	2 years
Expense discount recorded for post-vesting restriction	12.00%
Equity instruments other than options vested, shares	672,087
Equity instruments other than options vested, weighted average grant date fair value per share (in USD per share)	$ 28.22